Pension and Other Postretirement Benefits	3 Months Ended
Mar. 31, 2019
Retirement Benefits [Abstract]
Pension and Other Postretirement Benefits
Pension and Other Postretirement Benefits
The Company provides defined-benefit pension, health care and life insurance benefits upon retirement for certain full-time employees.
The components of net periodic pension cost were as follows (in millions):

	Three months ended March 31,
	2019	2018
Service cost (1)	$0.5	$2.7
Interest cost (2)	7.3	6.3
Expected return on plan assets (2)	(9.1)	(9.4)
Amortization of net loss (2)	2.3	7.8
Amortization of prior service credit (2)	—	(1.2)
Net periodic pension cost	$1.0	$6.2

(1) Included in Direct operating costs and Selling, general and administrative on the Condensed Consolidated Statements of Operations
(2) Included in Other - net on the Condensed Consolidated Statements of Operations
The components of net periodic cost of other postretirement benefits were as follows (in millions):

	Three months ended March 31,
	2019	2018
Service cost (1)	$—	$—
Interest cost (2)	0.1	0.1
Amortization of net loss (2)	0.1	0.2
Amortization of prior service credit (2)	(3.0)	(3.3)
Total other postretirement benefit cost	$(2.8)	$(3.0)

(1) Included in Direct operating costs and Selling, general and administrative on the Condensed Consolidated Statements of Operations
(2) Included in Other - net on the Condensed Consolidated Statements of Operations

The Company records unrealized gains and losses related to net periodic pension and other postretirement benefit cost net of estimated taxes in Accumulated other comprehensive income (loss).

During the three months ended March 31, 2019, the Company contributed $1.5 million to its pension and other postretirement benefit plans and expects to make additional contributions to such plans totaling approximately $15 million for the remainder of 2019.